Segments - Geographic Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 1,441	$ 1,351	$ 1,342	$ 1,273	$ 1,393	$ 1,343	$ 1,352	$ 1,240	$ 5,407	$ 5,328	$ 4,935
OperatingIncome/ (Loss)	282	244	229	125	260	233	211	22	880	726	673
Long-lived Assets	12,467				12,325				12,467	12,325
United States
Revenues									2,637	2,498	2,389
OperatingIncome/ (Loss)									447	355	239
Long-lived Assets	9,540				9,531				9,540	9,531
North and South America, excluding the United States
Revenues									640	625	551
OperatingIncome/ (Loss)									170	184	157
Long-lived Assets	1,313				1,212				1,313	1,212
The Netherlands
Revenues									39	43	41
OperatingIncome/ (Loss)									2	(92)	(5)
Long-lived Assets	8				3				8	3
Other Europe, Middle East & Africa
Revenues									1,353	1,447	1,330
OperatingIncome/ (Loss)									178	184	191
Long-lived Assets	1,097				1,074				1,097	1,074
Asia Pacific
Revenues									738	715	624
OperatingIncome/ (Loss)									83	95	91
Long-lived Assets	$ 509				$ 505				$ 509	$ 505